12. FINANCIAL INSTRUMENTS (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares)	221,437,207	221,437,207
Closing Balance	R$ 2,200,459	R$ 1,353,664
Variation in the carrying amount	R$ 846,795
Common
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares)	107,156,651	107,156,651
Share price	R$ 10.83	R$ 8.26
Closing Balance	R$ 1,160,506	R$ 885,114
Share price variation in the year	R$ 2.57
Variation in the carrying amount	R$ 275,392
Preferred
Disclosure of detailed information about financial instruments [line items]
Quantity (in shares)	114,280,556	114,280,556
Share price	R$ 9.10	R$ 4.10
Closing Balance	R$ 1,039,953	R$ 468,550
Share price variation in the year	R$ 5.00
Variation in the carrying amount	R$ 571,403